Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Summary of Changes in Fair Value of Stock Purchase Warrant

Changes in fair value during the years ended December 31, 2015 and 2014 for the TIL stock purchase warrant are as follows:

	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Fair value at the beginning of the period	4,657	—
Fair value on issuance	—	3,420
Unrealized gain included in earnings	507	1,237

Fair value at the end of the period	5,164	4,657

Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis

The following table includes the estimated fair value, carrying value and categorization using the fair value hierarchy of those assets and liabilities that are measured at their estimated fair value on a recurring and non-recurring basis, as well as certain financial instruments that are not measured at fair value.

		December 31, 2015		December 31, 2014
	Fair Value Hierarchy Level	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	97,287	97,287	162,797	162,797
Derivative instruments
Interest rate swap agreements (note 12)	Level 2	(10,538)	(10,538)	(18,225)	(18,225)
Stock purchase warrant (note 12)	Level 3	5,164	5,164	4,657	4,657

Other:
Advances to equity accounted investments	Note (1)	13,980	Note (1)	14,980	Note (1)
Long-term debt, including current portion	Level 2	(1,164,605)	(1,140,135)	(708,565)	(669,772)

(1)

The advances to equity accounted investments together with the Company’s investments in the equity accounted investments form the net aggregate carrying value of the Company’s interests in the equity accounted investments in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.